UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22277

American Funds U.S. Government Money Market Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: September 30, 2016

Steven I. Koszalka

American Funds U.S. Government Money Market Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Preserving capital and
maintaining liquidity in
volatile markets

American Funds U.S. Government Money Market FundSM Annual report for the year ended September 30, 2016

American Funds U.S. Government Money Market Fund seeks to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity. The fund is a government money market fund that seeks to preserve the value of your investment at $1.00 per share.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Figures shown in this report are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Investment returns will vary.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will do so at any time.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2016:

			Lifetime
	1 year	5 years	(since 5/1/2009)

Class A shares	0.00%	0.00%	0.00%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio is 0.38% for Class A shares as of the prospectus dated December 1, 2016 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Although the fund has plans of distribution for some share classes, the fund is currently suspending certain distribution payments in this low interest rate environment. Should payments commence, the fund’s investment results will be lower and expenses will be higher. The investment adviser is currently reimbursing a portion of the fund’s fees and expenses. Investment results reflect the reimbursement, without which the results would have been lower. Please see the Financial Highlights table in the fund’s most recent prospectus for details.

The fund’s annualized seven-day yield for Class A shares as of October 31, 2016, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.00% (–0.04% without the reimbursement). The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than does the fund’s return.

The return of principal for money market funds is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying holdings in the fund. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Contents

1	Letter to investors
3	Investment portfolio
6	Financial statements
22	Board of trustees and other Officers

Fellow investors:

For the 12 months ended September 30, 2016, American Funds U.S. Government Money Market Fund maintained a net asset value (NAV) of $1.00 per share. Its annualized seven-day yield, as calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.00% as of that date.

Finding yield continues to be a challenge for two important reasons. First, the federal funds target rate remains low (currently 0.25%–0.50%). Second, demand for short-term government-related debt has been high, which has driven yields down. Part of that demand was compelled by the movement of investors out of prime money market fund assets — ahead of the October 14, 2016, money market reform deadline — and into government money market funds.

The changes to money market fund regulations allow government money market funds, due to the nature of their investments, to offer a stable NAV (rather than a “floating” NAV) and opt out of having to institute redemption fees and liquidity gates. To do so, they must maintain no less than 99.5% of their holdings in eligible U.S. government securities. Non-government money market funds must comply with one or both requirements depending on the type of fund. Consequently, investors that continue to want a stable NAV and/or do not like the potential of their fund imposing a fee or gate, have largely moved to government money market funds. We have yet to see whether this dynamic will persist once the dust settles.

The fund completed its transition to a government money market fund on April 1 of this year.

The economy

Economic data was mixed over the fund’s fiscal year. The U.S. economy, as represented by gross domestic product (GDP) growth, declined slightly in the first quarter (down 0.6% from the fourth quarter of 2015), but increased at an annual rate of 1.4% in the second. That improvement was largely attributable to a jump in consumer spending. While the Federal Reserve left interest rates unchanged in July, it indicated that “near-term risks to the economic outlook” had lessened.

Generally, economists believe that this rate of growth is probably unsustainable over

Your fund’s annualized seven-day SEC yield as of September 30, 2016*
American Funds U.S. Government Money Market Fund (Class A shares)	0.00%
(reflecting a fee reimbursement, –0.03% without the reimbursement)

*	The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than its 30-day yield or total return.

American Funds U.S. Government Money Market Fund	1

Preserving capital
and maintaining
liquidity in volatile
markets

the long term, but the combination of a tightening labor market, rising home prices and higher savings should offer a modicum of lift through the remainder of 2016. Economic growth for the year is projected to be around 1.8%, down slightly from the Fed’s forecast of 2.0% earlier in the summer.

For the last 12 months, the Standard & Poor’s 500 Composite Index* posted a return of 15.43%. Due to several precipitous declines in January and February, it took the index until mid-March to break into the black for the calendar year. Since then it has posted several historic highs but continues to be volatile on a daily basis.

Interest rates

Interest rates have remained unchanged since the Fed increased them by a modest 0.25% last December. While many believe another rate hike is likely before the close of 2016, Fed chair Janet Yellen has pointed to turmoil in global markets and a sluggish U.S. economy as the key reasons rates are likely to remain low for the foreseeable future.

The fund’s objective and portfolio

During this continued low-rate environment, the fund met its objectives of offering liquidity and stability — important qualities for many investors’ portfolios.

As of its September 30 fiscal year-end, 99.88% of the fund’s holdings were in qualifying U.S. government securities, such as those issued or sponsored by the federal government, its agencies or instrumentalities. The largest segment of the portfolio comprised federal agency discount notes at 56.30%. U.S. Treasury bills were the next largest allocation at 31.78%, followed by U.S. Treasury bonds & notes at 7.33%, and repurchase agreements backed by eligible government securities at 4.47%.

At the end of the reporting period, the fund’s weighted average maturity was 45 days.

Thank you for making American Funds U.S. Government Money Market Fund part of your investment portfolio. We look forward to reporting to you again in six months.

Cordially,

Kristine M. Nishiyama
President

November 11, 2016

For current information about the fund, visit americanfunds.com.

*	Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. S&P source: S&P Dow Jones Indices LLC.

2	American Funds U.S. Government Money Market Fund

Investment portfolio September 30, 2016

Percent of net assets
Short-term securities:
Federal agency discount notes	56.30%
U.S. Treasury bills	31.78
Repurchase agreements	4.47
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	7.33
Other assets less liabilities	.12
100.00%

Short-term securities 92.55%	Yield at acquisition	Principal amount (000)	Value (000)
Federal agency discount notes 56.30%
Fannie Mae 10/6/2016	0.44%	$175,000	$174,996
Fannie Mae 10/7/2016	0.42	250,000	249,992
Fannie Mae 10/17/2016	0.42	200,000	199,980
Fannie Mae 11/14/2016	0.53	50,000	49,986
Fannie Mae 12/1/2016	0.31	40,000	39,982
Fannie Mae 1/3/2017	0.36	75,000	74,941
Fannie Mae 2/2/2017	0.46	50,000	49,939
Fannie Mae 2/14/2017	0.48	83,800	83,680
Federal Farm Credit Banks 10/25/2016	0.23	56,700	56,691
Federal Farm Credit Banks 10/27/2016	0.45	10,000	9,998
Federal Farm Credit Banks 11/16/2016	0.62	50,000	49,983
Federal Farm Credit Banks 11/25/2016	0.33	15,000	14,993
Federal Farm Credit Banks 12/6/2016	0.51	23,000	22,987
Federal Farm Credit Banks 2/17/2017	0.55	20,000	19,966
Federal Home Loan Bank 10/3/2016	0.25	100,000	100,000
Federal Home Loan Bank 10/4/2016	0.30	365,000	364,996
Federal Home Loan Bank 10/5/2016	0.35	246,100	246,098
Federal Home Loan Bank 10/6/2016	0.30	87,700	87,698
Federal Home Loan Bank 10/7/2016	0.29	188,000	187,994
Federal Home Loan Bank 10/11/2016	0.30	290,270	290,253
Federal Home Loan Bank 10/12/2016	0.38	202,000	201,986
Federal Home Loan Bank 10/14/2016	0.33	326,600	326,574
Federal Home Loan Bank 10/17/2016	0.42	50,000	49,995
Federal Home Loan Bank 10/18/2016	0.47	100,000	99,989
Federal Home Loan Bank 10/19/2016	0.30	305,000	304,963
Federal Home Loan Bank 10/21/2016	0.32	379,800	379,754
Federal Home Loan Bank 10/26/2016	0.30	327,800	327,748
Federal Home Loan Bank 10/28/2016	0.36	239,100	239,059
Federal Home Loan Bank 10/31/2016	0.32	242,300	242,254
Federal Home Loan Bank 11/1/2016	0.31	140,000	139,972
Federal Home Loan Bank 11/2/2016	0.33	551,000	550,884
Federal Home Loan Bank 11/4/2016	0.30	175,000	174,961
Federal Home Loan Bank 11/7/2016	0.30	200,000	199,952
Federal Home Loan Bank 11/8/2016	0.30	80,000	79,980
Federal Home Loan Bank 11/9/2016	0.31	135,000	134,964
Federal Home Loan Bank 11/14/2016	0.31	232,100	232,028
Federal Home Loan Bank 11/15/2016	0.30	190,500	190,439
Federal Home Loan Bank 11/16/2016	0.33	125,000	124,960
Federal Home Loan Bank 11/18/2016	0.32	259,200	259,114
Federal Home Loan Bank 11/23/2016	0.28	155,100	155,038
Federal Home Loan Bank 11/25/2016	0.34	75,000	74,969
Federal Home Loan Bank 11/28/2016	0.34	145,800	145,736
Federal Home Loan Bank 11/29/2016	0.32	50,000	49,977
Federal Home Loan Bank 12/1/2016	0.33	57,500	57,472
Federal Home Loan Bank 12/2/2016	0.36	31,400	31,385
Federal Home Loan Bank 12/5/2016	0.26	205,300	205,193
Federal Home Loan Bank 12/6/2016	0.26	100,000	99,947
Federal Home Loan Bank 12/7/2016	0.35	100,000	99,946
Federal Home Loan Bank 12/14/2016	0.28	24,600	24,585
Federal Home Loan Bank 12/16/2016	0.34	50,000	49,969

American Funds U.S. Government Money Market Fund	3

Short-term securities (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Federal agency discount notes (continued)
Federal Home Loan Bank 12/19/2016	0.33%	$50,000	$49,965
Federal Home Loan Bank 12/30/2016	0.29	109,060	108,980
Federal Home Loan Bank 1/5/2017	0.29	50,000	49,958
Federal Home Loan Bank 1/6/2017	0.38	125,000	124,894
Federal Home Loan Bank 1/17/2017	0.41	179,000	178,819
Federal Home Loan Bank 1/25/2017	0.31	26,600	26,569
Federal Home Loan Bank 2/2/2017	0.44	100,000	99,870
Federal Home Loan Bank 2/3/2017	0.45	27,850	27,814
Federal Home Loan Bank 2/13/2017	0.46	50,000	49,926
Federal Home Loan Bank 2/17/2017	0.48	75,000	74,879
Federal Home Loan Bank 3/1/2017	0.48	50,000	49,908
Federal Home Loan Bank 3/17/2017	0.51	50,000	49,894
Freddie Mac 10/3/2016	0.42	46,334	46,334
Freddie Mac 10/4/2016	0.37	34,900	34,900
Freddie Mac 10/5/2016	0.40	217,000	216,998
Freddie Mac 10/17/2016	0.40	20,000	19,998
Freddie Mac 10/19/2016	0.42	40,300	40,295
Freddie Mac 10/20/2016	0.41	24,100	24,097
Freddie Mac 10/21/2016	0.23	50,000	49,994
Freddie Mac 10/28/2016	0.21	72,700	72,688
Freddie Mac 11/2/2016	0.44	22,500	22,496
Freddie Mac 11/17/2016	0.40	175,000	174,947
Freddie Mac 11/18/2016	0.25	225,000	224,930
Freddie Mac 11/28/2016	0.24	150,000	149,940
Freddie Mac 12/2/2016	0.41	75,000	74,966
Freddie Mac 12/21/2016	0.35	44,000	43,971
Freddie Mac 1/6/2017	0.41	175,000	174,860
Freddie Mac 2/2/2017	0.43	75,000	74,908
Freddie Mac 3/2/2017	0.46	50,000	49,912
Freddie Mac 4/4/2017	0.50	30,000	29,929
Tennessee Valley Authority 10/4/2016	0.22	30,890	30,890
			10,077,475

U.S. Treasury Bills 31.78%
U.S. Treasury Bills 10/6/2016	0.27	200,000	199,998
U.S. Treasury Bills 10/13/2016	0.28	473,700	473,676
U.S. Treasury Bills 10/20/2016	0.26	503,000	502,975
U.S. Treasury Bills 10/27/2016	0.31	400,000	399,948
U.S. Treasury Bills 11/3/2016	0.27	550,000	549,912
U.S. Treasury Bills 11/10/2016	0.28	325,000	324,922
U.S. Treasury Bills 11/17/2016	0.30	363,200	363,124
U.S. Treasury Bills 11/25/2016	0.30	200,000	199,950
U.S. Treasury Bills 12/1/2016	0.33	442,200	442,103
U.S. Treasury Bills 12/8/2016	0.32	200,000	199,934
U.S. Treasury Bills 12/15/2016	0.35	250,000	249,910
U.S. Treasury Bills 12/22/2016	0.29	100,000	99,953
U.S. Treasury Bills 12/29/2016	0.25	225,000	224,854
U.S. Treasury Bills 1/12/2017	0.41	107,900	107,831
U.S. Treasury Bills 1/19/2017	0.40	350,000	349,779
U.S. Treasury Bills 1/26/2017	0.39	203,300	203,115
U.S. Treasury Bills 2/2/2017	0.41	11,100	11,088
U.S. Treasury Bills 2/9/2017	0.39	455,200	454,690
U.S. Treasury Bills 2/16/2017	0.44	100,000	99,880
U.S. Treasury Bills 2/23/2017	0.43	180,000	179,743
U.S. Treasury Bills 3/16/2017	0.47	50,000	49,906
			5,687,291

Repurchase agreements 4.47%
Overnight repurchase agreements*		800,000	800,000

Total short-term securities (cost: $16,562,683,000)			16,564,766

4	American Funds U.S. Government Money Market Fund

Bonds, notes & other debt instruments 7.33%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 7.33%
U.S. Treasury 7.33%
U.S. Treasury 0.303% 2016[1]	$95,000	$95,004
U.S. Treasury 0.625% 2016	100,000	100,015
U.S. Treasury 0.875% 2016	115,000	115,114
U.S. Treasury 0.327% 2017[1]	250,000	250,097
U.S. Treasury 0.334% 2017[1]	175,000	175,037
U.S. Treasury 0.418% 2017[1]	225,000	225,290
U.S. Treasury 0.44% 2018[1]	200,000	200,174
U.S. Treasury 0.522% 2018[1]	150,000	150,368

Total bonds, notes & other debt instruments (cost: $1,309,919,000)		1,311,099
Total investment securities 99.88% (cost: $17,872,602,000)		17,875,865
Other assets less liabilities 0.12%		21,474

Net assets 100.00%		$17,897,339

*Repurchase agreements

The fund held overnight repurchase agreements as of September 30, 2016. Additional details on repurchase agreements appear in the following table.

Counterparty	Lending rate	Settlement date	Maturity date	Collateralized by	Collateral received, at value (000)	Repurchase agreements, at value (000)	Repurchase agreement proceeds to be received (000)
Bank of Montreal	0.42%	9/30/2016	10/3/2016	U.S. Treasury Securities 0%-8.75% 2016-2023	$102,000	$100,000	$100,004
BNP Paribas	0.46	9/30/2016	10/3/2016	U.S. Treasury Securities 0.625%-3.625% 2018-2026	306,000	300,000	300,012
Société Générale	0.47	9/30/2016	10/3/2016	U.S. Treasury Securities 0%-1.625% 2016-2020	102,000	100,000	100,004
Toronto Dominion	0.49	9/30/2016	10/3/2016	U.S. Treasury Securities 0%-8.875% 2016-2024	204,000	200,000	200,008
Wells Fargo	0.48	9/30/2016	10/3/2016	U.S. Treasury Securities 0.5%-1.125% 2017-2021	102,000	100,000	100,004
					$816,000	$800,000	$800,032

[1]	Coupon rate may change periodically.

See Notes to Financial Statements

American Funds U.S. Government Money Market Fund	5

Financial statements

Statement of assets and liabilities
at September 30, 2016	(dollars in thousands)

Assets:
Investment securities, at value (cost: $17,872,602)		$17,875,865
Cash		10,150
Receivables for:
Sales of fund’s shares	$102,291
Interest	1,493	103,784
		17,989,799
Liabilities:
Payables for:
Repurchases of fund’s shares	90,971
Services provided by related parties	948
Trustees’ deferred compensation	287
Other	254	92,460
Net assets at September 30, 2016		$17,897,339

Net assets consist of:
Capital paid in on shares of beneficial interest		$17,892,735
Undistributed net investment income		1,495
Accumulated net realized loss		(154)
Net unrealized appreciation		3,263
Net assets at September 30, 2016		$17,897,339

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (17,892,476 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$12,466,233	12,462,849	$1.00
Class B	7,632	7,630	1.00
Class C	261,769	261,698	1.00
Class F-1	160,857	160,813	1.00
Class F-2	25,432	25,424	1.00
Class 529-A	1,067,466	1,067,176	1.00
Class 529-B	2,289	2,288	1.00
Class 529-C	240,890	240,825	1.00
Class 529-E	61,104	61,088	1.00
Class 529-F-1	78,557	78,535	1.00
Class R-1	44,187	44,175	1.00
Class R-2	1,001,666	1,001,393	1.00
Class R-2E	17,997	17,993	1.00
Class R-3	1,007,535	1,007,260	1.00
Class R-4	728,905	728,707	1.00
Class R-5E	10	10	1.00
Class R-5	204,144	204,088	1.00
Class R-6	520,666	520,524	1.00

See Notes to Financial Statements

6	American Funds U.S. Government Money Market Fund

Statement of operations
for the year ended September 30, 2016	(dollars in thousands)

Investment income:
Income:
Interest		$53,042
Fees and expenses*:
Investment advisory services	$47,683
Distribution services	591
Transfer agent services	19,188
Administrative services	3,844
Reports to shareholders	490
Registration statement and prospectus	1,284
Trustees’ compensation	147
Auditing and legal	75
Custodian	80
Other	1,330
Total fees and expenses before reimbursement	74,712
Less miscellaneous fee reimbursement	23,165
Total fees and expenses after reimbursement		51,547
Net investment income		1,495

Net realized loss and unrealized appreciation:
Net realized loss on investments		(10)
Net unrealized appreciation on investments		608
Net realized loss and unrealized appreciation		598

Net increase in net assets resulting from operations		$2,093

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

American Funds U.S. Government Money Market Fund	7

Statements of changes in net assets
	(dollars in thousands)

	Year ended September 30
	2016	2015
Operations:
Net investment income	$1,495	$—
Net realized loss	(10)	—
Net unrealized appreciation	608	1,772
Net increase in net assets resulting from operations	2,093	1,772

Distributions paid to shareholders	—	—

Net capital share transactions	649,697	292,448

Total increase in net assets	651,790	294,220

Net assets:
Beginning of year	17,245,549	16,951,329
End of year (including undistributed net investment income: $1,495 and $0, respectively)	$17,897,339	$17,245,549

See Notes to Financial Statements

8	American Funds U.S. Government Money Market Fund

Notes to financial statements

1. Organization

On April 1, 2016, the fund changed its name from American Funds Money Market Fund to American Funds U.S. Government Money Market Fund. This name change has been reflected throughout this report.

American Funds U.S. Government Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

The fund has 18 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	None	None	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

* Class B, 529-B, C and 529-C shares of the fund are not available for purchase.

On November 20, 2015, the fund made an additional retirement plan share class (Class R-5E) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

American Funds U.S. Government Money Market Fund	9

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open and when deemed prudent to do so by the fund’s officers on days when the New York Stock Exchange is closed. Shares of the fund are valued in accordance with U.S. Securities and Exchange Commission rules, using the penny-rounding method, which permits the fund to maintain each share class at a constant net asset value of $1.00 per share.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Repurchase agreements and daily variable rate notes are generally valued at par. When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market

10	American Funds U.S. Government Money Market Fund

movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At September 30, 2016, all of the fund’s investment securities were classified as Level 2.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will do so at any time.

5. Certain investment techniques

Repurchase agreements — The fund has entered into repurchase agreements, under which the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest that are held at a custodian bank and are fully collateralized by cash or U.S. government securities.

American Funds U.S. Government Money Market Fund	11

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended September 30, 2016, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2012 and by state tax authorities for tax years before 2011.

Distributions — Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; deferred expenses; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund for financial reporting purposes.

As of September 30, 2016, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Undistributed ordinary income	$1,515
Capital loss carryforward*	(155)
Gross unrealized appreciation on investment securities	3,289
Gross unrealized depreciation on investment securities	(26)
Net unrealized appreciation on investment securities	3,263
Cost of investment securities	17,872,602

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.295% on the first $1 billion of daily net assets and decreasing to 0.256% on such assets in excess of $34 billion. For the year ended September 30, 2016, the investment advisory services fee was $47,683,000, which was equivalent to an annualized rate of 0.270% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.15% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use a portion (0.15% for Class A, B, 529-A and 529-B shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for

12	American Funds U.S. Government Money Market Fund

paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.15%	0.15%
Class 529-A	0.15	0.50
Classes B and 529-B	0.90	0.90
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. From October 1, 2015 to June 30, 2016, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. Effective July 1, 2016, the quarterly fee was amended to annual rates of 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds, 0.05% on such assets between $20 billion and $100 billion, and 0.03% on such assets over $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the year ended September 30, 2016, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent	Administrative	529 plan
Share class	services	services	services	services
Class A	$—	$11,141	$1,246	Not applicable
Class B	125	16	Not applicable	Not applicable
Class C	—	235	136	Not applicable
Class F-1	435	226	88	Not applicable
Class F-2	Not applicable	29	12	Not applicable
Class 529-A	—	783	494	$827
Class 529-B	31	4	2	3
Class 529-C	—	177	109	182
Class 529-E	—	39	28	47
Class 529-F-1	—	56	36	60
Class R-1	—	52	21	Not applicable
Class R-2	—	3,540	498	Not applicable
Class R-2E	—	17	5	Not applicable
Class R-3	—	1,843	495	Not applicable
Class R-4	—	827	351	Not applicable
Class R-5E*	Not applicable	— †	— †	Not applicable
Class R-5	Not applicable	185	146	Not applicable
Class R-6	Not applicable	18	177	Not applicable
Total class-specific expenses	$591	$19,188	$3,844	$1,119

*	Class R-5E shares were offered beginning November 20, 2015.
†	Amount less than one thousand.

American Funds U.S. Government Money Market Fund	13

Reimbursements of fees and expenses — Due to lower short-term interest rates, CRMC reimbursed a portion of the fund’s fees and expenses. For the year ended September 30, 2016, the total fees reimbursed by CRMC were as follows (dollars in thousands):

Share class
Class A	$11,023
Class B	144
Class C	324
Class F-1	720
Class F-2	34
Class 529-A	1,910
Class 529-B	41
Class 529-C	422
Class 529-E	104
Class 529-F-1	136
Class R-1	68
Class R-2	4,304
Class R-2E	18
Class R-3	2,326
Class R-4	1,110
Class R-5E*	—	†
Class R-5	317
Class R-6	164
Total reimbursements	$23,165

*	Class R-5E shares were offered beginning November 20, 2015.
†	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $147,000 in the fund’s statement of operations reflects $135,000 in current fees (either paid in cash or deferred) and a net increase of $12,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

14	American Funds U.S. Government Money Market Fund

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares

Year ended September 30, 2016

Class A	$17,324,146	17,324,146	$(17,026,800)	(17,026,800)	$297,346	297,346
Class B	7,574	7,574	(28,249)	(28,249)	(20,675)	(20,675)
Class C	292,655	292,655	(307,806)	(307,806)	(15,151)	(15,151)
Class F-1	214,836	214,836	(249,063)	(249,063)	(34,227)	(34,227)
Class F-2	61,825	61,825	(47,761)	(47,761)	14,064	14,064
Class 529-A	619,088	619,088	(467,878)	(467,878)	151,210	151,210
Class 529-B	2,021	2,021	(5,510)	(5,510)	(3,489)	(3,489)
Class 529-C	150,287	150,287	(107,284)	(107,284)	43,003	43,003
Class 529-E	34,477	34,477	(26,506)	(26,506)	7,971	7,971
Class 529-F-1	50,576	50,576	(35,168)	(35,168)	15,408	15,408
Class R-1	52,383	52,383	(53,694)	(53,694)	(1,311)	(1,311)
Class R-2	976,219	976,219	(983,581)	(983,581)	(7,362)	(7,362)
Class R-2E	141,525	141,525	(123,542)	(123,542)	17,983	17,983
Class R-3	1,375,194	1,375,194	(1,360,624)	(1,360,624)	14,570	14,570
Class R-4	823,788	823,788	(769,635)	(769,635)	54,153	54,153
Class R-5E†	10	10	—	—	10	10
Class R-5	334,872	334,872	(452,622)	(452,622)	(117,750)	(117,750)
Class R-6	701,321	701,321	(467,377)	(467,377)	233,944	233,944
Total net increase (decrease)	$23,162,797	23,162,797	$(22,513,100)	(22,513,100)	$649,697	649,697

Year ended September 30, 2015

Class A	$17,273,728	17,273,728	$(17,058,572)	(17,058,572)	$215,156	215,156
Class B	16,298	16,298	(43,217)	(43,217)	(26,919)	(26,919)
Class C	274,702	274,702	(247,772)	(247,772)	26,930	26,930
Class F-1	258,444	258,444	(177,660)	(177,660)	80,784	80,784
Class F-2	33,865	33,865	(31,606)	(31,606)	2,259	2,259
Class 529-A	501,404	501,404	(437,621)	(437,621)	63,783	63,783
Class 529-B	3,415	3,415	(8,134)	(8,134)	(4,719)	(4,719)
Class 529-C	112,530	112,530	(95,457)	(95,457)	17,073	17,073
Class 529-E	29,345	29,345	(24,696)	(24,696)	4,649	4,649
Class 529-F-1	39,207	39,207	(31,983)	(31,983)	7,224	7,224
Class R-1	48,215	48,215	(52,522)	(52,522)	(4,307)	(4,307)
Class R-2	926,246	926,246	(981,342)	(981,342)	(55,096)	(55,096)
Class R-2E	—	—	—	—	—	—
Class R-3	1,052,605	1,052,605	(1,089,233)	(1,089,233)	(36,628)	(36,628)
Class R-4	655,143	655,143	(644,754)	(644,754)	10,389	10,389
Class R-5	372,834	372,834	(376,608)	(376,608)	(3,774)	(3,774)
Class R-6	544,642	544,642	(548,998)	(548,998)	(4,356)	(4,356)
Total net increase (decrease)	$22,142,623	22,142,623	$(21,850,175)	(21,850,175)	$292,448	292,448

*	Includes exchanges between share classes of the fund.
†	Class R-5E shares were offered beginning November 20, 2015.

American Funds U.S. Government Money Market Fund	15

Financial highlights

	Net asset value, beginning of period	Net investment income[1]		Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements	Ratio of expenses to average net assets after reimbursements[2]	Ratio of net income to average net assets[2]
Class A:
Year ended 9/30/2016	$1.00	$—	[4]	$—	$1.00	.00%	$12,466.38%		.29%	.01%
Year ended 9/30/2015	1.00	—		—	1.00	.00	12,167.38		.08	—
Year ended 9/30/2014	1.00	—		—	1.00	.00	11,951.38		.07	—
Year ended 9/30/2013	1.00	—		—	1.00	.00	13,632.39		.10	—
Year ended 9/30/2012	1.00	—		—	1.00	.00	12,752.38		.08	—
Class B:
Year ended 9/30/2016	1.00	—		—	1.00	.00	8	1.13	.27	—
Year ended 9/30/2015	1.00	—		—	1.00	.00	28	1.12	.08	—
Year ended 9/30/2014	1.00	—		—	1.00	.00	55	1.10	.07	—
Year ended 9/30/2013	1.00	—		—	1.00	.00	104	1.13	.10	—
Year ended 9/30/2012	1.00	—		—	1.00	.00	154	1.12	.08	—
Class C:
Year ended 9/30/2016	1.00	—	[4]	—	1.00	.00	262.42		.30	—	[5]
Year ended 9/30/2015	1.00	—		—	1.00	.00	277.42		.08	—
Year ended 9/30/2014	1.00	—		—	1.00	.00	250.41		.07	—
Year ended 9/30/2013	1.00	—		—	1.00	.00	344.43		.10	—
Year ended 9/30/2012	1.00	—		—	1.00	.00	338.42		.08	—
Class F-1:
Year ended 9/30/2016	1.00	—		—	1.00	.00	161.71		.30	—
Year ended 9/30/2015	1.00	—		—	1.00	.00	195.70		.08	—
Year ended 9/30/2014	1.00	—		—	1.00	.00	114.70		.07	—
Year ended 9/30/2013	1.00	—		—	1.00	.00	70.69		.09	—
Year ended 9/30/2012	1.00	—		—	1.00	.00	57.67		.08	—
Class F-2:
Year ended 9/30/2016	1.00	—		—	1.00	.00	25.46		.31	—
Year ended 9/30/2015	1.00	—		—	1.00	.00	11.44		.08	—
Year ended 9/30/2014	1.00	—		—	1.00	.00	9.42		.07	—
Year ended 9/30/2013	1.00	—		—	1.00	.00	10.41		.10	—
Year ended 9/30/2012	1.00	—		—	1.00	.00	6.34		.07	—
Class 529-A:
Year ended 9/30/2016	1.00	—	[4]	—	1.00	.00	1,067.50		.30	—	[5]
Year ended 9/30/2015	1.00	—		—	1.00	.00	916.50		.08	—
Year ended 9/30/2014	1.00	—		—	1.00	.00	852.50		.07	—
Year ended 9/30/2013	1.00	—		—	1.00	.00	808.51		.10	—
Year ended 9/30/2012	1.00	—		—	1.00	.00	730.51		.08	—
Class 529-B:
Year ended 9/30/2016	1.00	—		—	1.00	.00	2	1.27	.28	—
Year ended 9/30/2015	1.00	—		—	1.00	.00	6	1.26	.08	—
Year ended 9/30/2014	1.00	—		—	1.00	.00	11	1.25	.07	—
Year ended 9/30/2013	1.00	—		—	1.00	.00	15	1.27	.10	—
Year ended 9/30/2012	1.00	—		—	1.00	.00	22	1.26	.08	—

16	American Funds U.S. Government Money Market Fund

	Net asset value, beginning of period	Net investment income[1]		Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[2]		Ratio of net income to average net assets[2]
Class 529-C:
Year ended 9/30/2016	$1.00	$—		$—	$1.00	.00%	$241.50%			.30%		—%
Year ended 9/30/2015	1.00	—		—	1.00	.00	198.50			.08		—
Year ended 9/30/2014	1.00	—		—	1.00	.00	181.50			.07		—
Year ended 9/30/2013	1.00	—		—	1.00	.00	174.51			.10		—
Year ended 9/30/2012	1.00	—		—	1.00	.00	153.51			.08		—
Class 529-E:
Year ended 9/30/2016	1.00	—	[4]	—	1.00	.00	61.49			.30		—	[5]
Year ended 9/30/2015	1.00	—		—	1.00	.00	53.49			.08		—
Year ended 9/30/2014	1.00	—		—	1.00	.00	48.49			.07		—
Year ended 9/30/2013	1.00	—		—	1.00	.00	46.50			.10		—
Year ended 9/30/2012	1.00	—		—	1.00	.00	43.50			.08		—
Class 529-F-1:
Year ended 9/30/2016	1.00	—		—	1.00	.00	79.49			.30		—
Year ended 9/30/2015	1.00	—		—	1.00	.00	63.50			.08		—
Year ended 9/30/2014	1.00	—		—	1.00	.00	56.50			.07		—
Year ended 9/30/2013	1.00	—		—	1.00	.00	53.51			.10		—
Year ended 9/30/2012	1.00	—		—	1.00	.00	50.51			.08		—
Class R-1:
Year ended 9/30/2016	1.00	—	[4]	—	1.00	.00	44.46			.29		—	[5]
Year ended 9/30/2015	1.00	—		—	1.00	.00	46.45			.08		—
Year ended 9/30/2014	1.00	—		—	1.00	.00	50.44			.07		—
Year ended 9/30/2013	1.00	—		—	1.00	.00	62.45			.10		—
Year ended 9/30/2012	1.00	—		—	1.00	.00	69.45			.08		—
Class R-2:
Year ended 9/30/2016	1.00	—	[4]	—	1.00	.00	1,002.69			.26		.04
Year ended 9/30/2015	1.00	—		—	1.00	.00	1,009.63			.08		—
Year ended 9/30/2014	1.00	—		—	1.00	.00	1,064.65			.07		—
Year ended 9/30/2013	1.00	—		—	1.00	.00	1,191.63			.10		—
Year ended 9/30/2012	1.00	—		—	1.00	.00	1,251.66			.08		—
Class R-2E:
Year ended 9/30/2016	1.00	—	[4]	—	1.00	.00	18.53			.33		.03
Year ended 9/30/2015	1.00	—		—	1.00	.00	— [6]	.57	[7]	.07	[7]	—	[7]
Period from 8/29/2014 to 9/30/2014[8,9]	1.00	—		—	1.00	.00	— [6]	.04	[7,10]	—	[5,7,10]	—	[7,10]
Class R-3:
Year ended 9/30/2016	1.00	—	[4]	—	1.00	.00	1,007.52			.28		.02
Year ended 9/30/2015	1.00	—		—	1.00	.00	993.50			.08		—
Year ended 9/30/2014	1.00	—		—	1.00	.00	1,029.50			.07		—
Year ended 9/30/2013	1.00	—		—	1.00	.00	1,144.51			.10		—
Year ended 9/30/2012	1.00	—		—	1.00	.00	1,134.52			.08		—

See page 18 for footnotes.

American Funds U.S. Government Money Market Fund	17

Financial highlights (continued)

	Net asset value, beginning of period	Net investment income[1]		Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[2]		Ratio of net income to average net assets[2]
Class R-4:
Year ended 9/30/2016	$1.00	$—	[4]	$—	$1.00	.00%	$729.45%			.29%		.01%
Year ended 9/30/2015	1.00	—		—	1.00	.00	675.43			.08		—
Year ended 9/30/2014	1.00	—		—	1.00	.00	664.44			.07		—
Year ended 9/30/2013	1.00	—		—	1.00	.00	757.44			.10		—
Year ended 9/30/2012	1.00	—		—	1.00	.00	710.43			.08		—
Class R-5E:
Period from 11/20/2015 to 9/30/2016[8,11]	1.00	—		—	1.00	.00	— [6]	.54	[12]	.32	[12]	—
Class R-5:
Year ended 9/30/2016	1.00	—	[4]	—	1.00	.00	204.40			.29		.01
Year ended 9/30/2015	1.00	—		—	1.00	.00	322.38			.08		—
Year ended 9/30/2014	1.00	—		—	1.00	.00	326.38			.07		—
Year ended 9/30/2013	1.00	—		—	1.00	.00	435.38			.10		—
Year ended 9/30/2012	1.00	—		—	1.00	.00	367.38			.08		—
Class R-6:
Year ended 9/30/2016	1.00	—[4]		—	1.00	.00	521.34			.29		.02
Year ended 9/30/2015	1.00	—		—	1.00	.00	287.34			.08		—
Year ended 9/30/2014	1.00	—		—	1.00	.00	291.33			.07		—
Year ended 9/30/2013	1.00	—		—	1.00	.00	138.34			.10		—
Year ended 9/30/2012	1.00	—		—	1.00	.00	105.34			.08		—

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain reimbursements from CRMC. During the periods shown, CRMC reimbursed a portion of the fees and expenses for each share class due to lower short-term interest rates.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Amount less than $.01.
[5]	Amount less than .01%.
[6]	Amount less than $1 million.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[9]	Class R-2E shares were offered beginning August 29, 2014.
[10]	Not annualized.
[11]	Class R-5E shares were offered beginning November 20, 2015.
[12]	Annualized.

See Notes to Financial Statements

18	American Funds U.S. Government Money Market Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds U.S. Government Money Market Fund

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds U.S. Government Money Market Fund (the “Fund”) at September 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Los Angeles, California
November 11, 2016

American Funds U.S. Government Money Market Fund	19

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (April 1, 2016, through September 30, 2016).

Actual expenses:
The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

20	American Funds U.S. Government Money Market Fund

	Beginning account value 4/1/2016	Ending account value 9/30/2016	Expenses paid during period*	Annualized expense ratio
Class A - actual return	$1,000.00	$1,000.00	$1.75	.35%
Class A - assumed 5% return	1,000.00	1,023.31	1.78	.35
Class B - actual return	1,000.00	1,000.00	1.80	.36
Class B - assumed 5% return	1,000.00	1,023.26	1.83	.36
Class C - actual return	1,000.00	1,000.00	1.80	.36
Class C - assumed 5% return	1,000.00	1,023.26	1.83	.36
Class F-1 - actual return	1,000.00	1,000.00	1.80	.36
Class F-1 - assumed 5% return	1,000.00	1,023.26	1.83	.36
Class F-2 - actual return	1,000.00	1,000.00	1.80	.36
Class F-2 - assumed 5% return	1,000.00	1,023.26	1.83	.36
Class 529-A - actual return	1,000.00	1,000.00	1.80	.36
Class 529-A - assumed 5% return	1,000.00	1,023.26	1.83	.36
Class 529-B - actual return	1,000.00	1,000.00	1.80	.36
Class 529-B - assumed 5% return	1,000.00	1,023.26	1.83	.36
Class 529-C - actual return	1,000.00	1,000.00	1.80	.36
Class 529-C - assumed 5% return	1,000.00	1,023.26	1.83	.36
Class 529-E - actual return	1,000.00	1,000.00	1.80	.36
Class 529-E - assumed 5% return	1,000.00	1,023.26	1.83	.36
Class 529-F-1 - actual return	1,000.00	1,000.00	1.80	.36
Class 529-F-1 - assumed 5% return	1,000.00	1,023.26	1.83	.36
Class R-1 - actual return	1,000.00	1,000.00	1.75	.35
Class R-1 - assumed 5% return	1,000.00	1,023.31	1.78	.35
Class R-2 - actual return	1,000.00	1,000.00	1.40	.28
Class R-2 - assumed 5% return	1,000.00	1,023.66	1.42	.28
Class R-2E - actual return	1,000.00	1,000.00	1.70	.34
Class R-2E - assumed 5% return	1,000.00	1,023.36	1.72	.34
Class R-3 - actual return	1,000.00	1,000.00	1.65	.33
Class R-3 - assumed 5% return	1,000.00	1,023.41	1.67	.33
Class R-4 - actual return	1,000.00	1,000.00	1.75	.35
Class R-4 - assumed 5% return	1,000.00	1,023.31	1.78	.35
Class R-5E - actual return	1,000.00	1,000.00	1.75	.35
Class R-5E - assumed 5% return	1,000.00	1,023.31	1.78	.35
Class R-5 - actual return	1,000.00	1,000.00	1.75	.35
Class R-5 - assumed 5% return	1,000.00	1,023.31	1.78	.35
Class R-6 - actual return	1,000.00	1,000.00	1.70	.34
Class R-6 - assumed 5% return	1,000.00	1,023.36	1.72	.34

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended September 30, 2016:

U.S. government income that may be exempt from state taxation	$1,250,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2017, to determine the calendar year amounts to be included on their 2016 tax returns. Shareholders should consult their tax advisors.

American Funds U.S. Government Money Market Fund	21

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2010	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	81	General Finance Corporation
James G. Ellis, 1947	2009	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	81	Mercury General Corporation
Leonard R. Fuller, 1946	2009	Private investor; former President and CEO, Fuller Consulting (financial management consulting)	81	None
R. Clark Hooper, 1946 Chairman of the Board (Independent and Non-Executive)	2009	Private investor	81	None
Merit E. Janow, 1958	2010	Dean and Professor, Columbia University, School of International and Public Affairs	80	MasterCard Incorporated; Trimble Navigation Limited
Laurel B. Mitchell, PhD, 1955	2009	Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	77	None
Frank M. Sanchez, 1943	2009	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	77	None
Margaret Spellings, 1957	2009	President, The University of North Carolina; former President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	82	ClubCorp Holdings, Inc.
Steadman Upham, PhD, 1949	2009	President and University Professor, The University of Tulsa	80	None

Interested trustees4,5

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Kristine M. Nishiyama, 1970 Vice Chairman of the Board and President	2009	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Senior Vice President and General Counsel, Capital Bank and Trust Company[6]	1	None
Michael C. Gitlin, 1970	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.;[6] served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	19	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

22	American Funds U.S. Government Money Market Fund

Other officers5

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Louise M. Moriarty, 1959 Senior Vice President	2009	Senior Vice President — Fixed Income Securities Trading Unit, Capital Research and Management Company
Karen F. Hall, 1965 Vice President	2009	Vice President — Fixed Income Securities Trading Unit, Capital Research and Management Company
Belinda A. Heard, 1962 Vice President	2009	Vice President — Fixed Income Securities Trading Unit, Capital Research and Management Company
Steven I. Koszalka, 1964 Secretary	2010	Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer	2011	Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer	2010	Vice President — Investment Operations, Capital Research and Management Company
Gregory F. Niland, 1971 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the directors/trustees and/or officers listed, except Louise M. Moriarty, Karen F. Hall and Belinda A. Heard, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds U.S. Government Money Market Fund	23

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm
PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

24	American Funds U.S. Government Money Market Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds U.S. Government Money Market Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds U.S. Government Money Market Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2015, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2016 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

The American Funds Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 95% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 58% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2015.
[2]	Based on Class A share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 68% of the time, based on the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2015	$ 54,000
2016	$ 53,000

b) Audit-Related Fees:
2015	None
2016	None

c) Tax Fees:
2015	$ 7,000
2016	$ 7,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2015	None
2016	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2015	None
2016	$17,000

c) Tax Fees:
2015	$ 29,000
2016	$ 9,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2015	$ 2,000
2016	$ 2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $57,000 for fiscal year 2015 and $37,000 for fiscal year 2016. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS U.S. GOVERNMENT MONEY MARKET FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Vice Chairman, President and Principal Executive Officer

Date: November 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Vice Chairman, President and Principal Executive Officer

Date: November 30, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: November 30, 2016